Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM TAX FREE INCOME TRUST /MA/
Prospectus Date	rr_ProspectusDate	Nov. 30, 2014
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2014